Intangible Assets - Additional Information (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	SFr 12,206	SFr 12,206